Taxes - Schedule of Components of the Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current tax expense:
Current tax expense		$ 685,937	$ 1,357,697
Deferred tax expense (benefit):
Deferred tax expense	606,704	1,567,656	(542,375)
Total income tax expense	606,704	2,253,593	815,322
Cayman [Member]
Current tax expense:
Current tax expense
Deferred tax expense (benefit):
Deferred tax expense
Hong Kong [Member]
Current tax expense:
Current tax expense
Deferred tax expense (benefit):
Deferred tax expense
PRC [Member]
Current tax expense:
Current tax expense		685,937	1,357,697
Deferred tax expense (benefit):
Deferred tax expense	$ 606,704	$ 1,567,656	$ (542,375)